UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09134

Manor Investment Funds
(Exact name of registrant as specified in charter)

15 Chester Commons, Malvern, PA 19355
(Address of principal executive offices)

Daniel A. Morris
15 Chester Commons, Malvern, PA 19355
(Name and address of agent for service)

Registrant s telephone number, including area code:  610-722-0900

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270-30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ( OMB ) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection if information under the clearance requirement of 44 U.S.C. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MANOR FUND

MNRMX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Fund - MNRMX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Fund	$138	1.25%

*Annualized

managment’s discussion of fund performance

The U.S. stock market delivered a strong overall performance in 2025, extending a multi-year bull run and overcoming significant volatility. Major equity benchmarks finished the year with double-digit gains: the S&P 500 rose about +17.9%, the Dow Jones Industrial Average climbed nearly +13.0%, and the Nasdaq Composite led with about +20.4% returns for the year. This ended a year characterized by sharp swings early on as policy uncertainty, trade tensions, and tariff announcements weighed on markets in the first quarter and contributed to temporary declines. However, a combination of strong corporate earnings, continued investor demand for technology and growth stocks, and signs of easing inflation and rate expectations helped markets rebound and sustain gains into year-end. Sector performance varied, with information technology and AI-related equities outperforming while other segments showed more muted gains. Small-cap stocks also produced positive returns, though generally lagged large caps. Overall, 2025 represented the third consecutive year of double-digit U.S. equity returns, making it one of the most enduring bull markets in recent decades.

The Fund, a large-blend mutual fund that seeks long-term capital appreciation and moderate income, also delivered positive performance in 2025, outperforming its category average and posting strong absolute returns. According to recent fund data, The Fund returned about +20.7% for the year ended December 31, 2025, significantly above the category average and ahead of many large-cap peers. This return was somewhat higher than the broader S&P 500 Index’s ~17.9% gain, indicating the fund’s stock selection and sector exposure added incremental performance. Top holdings included a mix of technology (e.g., Microsoft, Applied Materials, Nvidia) and other sectors, which likely contributed to the fund’s relative strength versus the overall market. In summary, 2025 was a robust year for U.S. equities, with major indexes delivering solid double-digit returns despite early-year volatility. The Fund outperformed its category and delivered strong annual gains, reflecting successful positioning within the broader growth environment. Investors in both broad market indexes and diversified active funds like the Fund benefited from continued economic resilience and equity market momentum throughout 2025.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Fund	20.67%	13.78%	10.78%
Lipper Large Cap Core Index	17.87%	13.75%	14.02%
S&P 500	17.88%	14.42%	14.81%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$11.3 MILLION	30	9.54%	$76,808

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar? classifications.

top ten holdings (% of net assets)

1.	Applied Materials, Inc.	7.47%
2.	AppLovin Corp.	7.10%
3.	Vertiv Holdings Co	5.40%
4.	Microsoft Corp.	5.21%
5.	Cummins, Inc.	4.61%
6.	JP Morgan Chase & Co.	4.40%
7.	Alphabet, Inc. Class A	4.13%
8.	Booking Holdings, Inc.	3.75%
9.	NVIDIA Corp.	3.65%
10.	Netflix, Inc.	3.62%
	Total % of Net Assets	49.34%

MATERIAL FUND CHANGES

No material changes occurred during the period ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Fund documents not be householded, please contact Manor Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MANOR GROWTH FUND

MNRGX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Growth Fund - MNRGX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Growth Fund	$107	0.99%

*Annualized

managment’s discussion of fund performance

The U.S. stock market posted solid gains in 2025, extending its multi-year rally despite bouts of volatility and geopolitical uncertainty. Major benchmarks finished the year with double-digit total returns: the S&P 500 rose approximately 17.9%, the Nasdaq Composite climbed around 20.4%, and the Dow Jones Industrial Average increased roughly 13.0% for the calendar year. These results reflected broad but uneven investor confidence driven by strong corporate earnings, resilient economic growth, and sustained interest in technology and growth stocks. The market faced early-year headwinds, including tariff-related sell-offs and sharp intra-year declines. Nonetheless, markets recovered in the latter half of the year, with technology and AI-linked companies leading performance and contributing significantly to gains across growth-oriented indexes. The third consecutive year of double-digit returns underscored the persistence of the equity bull market, though returns in 2025 were slightly lower than the elevated gains seen in 2023 and 2024.

Against this backdrop, the Fund delivered a positive 2025 result, though more modest than broader market benchmarks. According to fund data, the Fund reported a 1-year total return of about 15.5% as of year-end, including dividends. This performance trailed the Nasdaq and the S&P 500’s stronger gains but still represented a healthy return for a growth-focused actively managed mutual fund. The Fund’s portfolio emphasizes large-cap U.S. growth equities, with significant allocations to established companies such as Apple, Microsoft, Amazon, and other innovation-driven names. The return of the Fund placed it near the middle of its category for the year, reflecting the challenges of outperforming broad tech benchmarks in a period where mega-cap growth stocks dominated market returns. Despite that, the fund’s commitment to long-term capital appreciation remained evident, and its concentrated portfolio strategy contributed to steady gains. Overall, 2025 was a robust year for U.S. equity markets, with major indexes delivering double-digit returns. The Fund participated in the broader market’s upside, posting a respectable annual return that reflected its growth-oriented investment approach, even as it slightly lagged the strongest market segments.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Growth Fund	15.45%	13.27%	14.21%
Lipper Large Cap Growth Index	16.26%	12.66%	16.06%
S&P 500	17.88%	14.42%	14.81%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$18.9 MILLION	25	9.44%	$130,812

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized using Morningstar? classifications.

top ten holdings (% of net assets)

1.	Apple, Inc.	11.62%
2.	AppLovin Corp.	7.05%
3.	Eli Lilly & Co.	6.44%
4.	Vertiv Holdings Co	5.64%
5.	United Rentals, Inc.	5.61%
6.	Amazon.com, Inc.	5.47%
7.	Microsoft Corp.	5.21%
8.	Alphabet, Inc. Class C	4.87%
9.	Alphabet, Inc. Class A	4.87%
10.	Apollo Global Management, Inc. Class A	3.78%
	Total % of Net Assets	60.56%

MATERIAL FUND CHANGES

No material changes occurred during the period ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Growth Fund documents not be householded, please contact Manor Growth Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Growth Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ANNUAL SHAREHOLDER REPORT

December 31, 2025

MANOR BOND FUND

MNRBX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Manor Bond Fund - MNRBX (the “Fund”) for the period January 1, 2025 to December 31, 2025, as well as certain changes to the Fund.

You can find additional information about the fund at www.manorfunds.com. You can also request this information by contacting us at 1-800-787-3334.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Manor Bond Fund	$98	0.95%

*Annualized

managment’s discussion of fund performance

In 2025, the U.S. Treasury bond market experienced heightened volatility and shifting investor sentiment as macroeconomic and policy developments unfolded. Treasury yields, which move inversely to bond prices, climbed at various points during the year amid concerns over inflation, fiscal policy, and geopolitical tensions. For instance, yields on longer-dated Treasuries, including 10- and 30-year maturities, briefly climbed above 5% at times, levels not widely seen since the early 2000s, reflecting rising borrowing costs and periodic sell-offs in sovereign debt. This dynamic partly stemmed from worries about U.S. fiscal health following a downgrade of the federal government’s credit rating and debates over large deficits. Higher yields increased the cost of government borrowing and spilled over into broader markets, at times pressuring equities. Meanwhile, early in the year, recession worries and soft macro data also influenced bond markets, prompting forecasts that yields might remain range-bound in the 4–5% territory. Despite bouts of volatility and periodic sell-offs that challenged Treasuries’ traditional “safe haven” status, demand remained solid in parts of the market, with foreign investors, especially in Europe, continuing to accumulate U.S. government debt later in the year. Overall, 2025 for Treasuries was marked by higher yields, periodic price declines, and shifting investor views on risk and safety.

Against this backdrop, the Fund, an actively managed short-government bond mutual fund focused on U.S. Treasury and agency securities, delivered positive returns in 2025. According to recent data, the Fund posted a 1-year total return of approximately 6.1%, including dividends, reflecting modest gains in a challenging fixed-income landscape. The relatively conservative portfolio of the Fund, with an emphasis on government-backed securities and shorter-to-intermediate maturities, helped limit downside risk amid rising yields. The dividend yield of the Fund near 1.9% also contributed to total returns, providing income to investors. In summary, the 2025 U.S. Treasury market was characterized by rising yields, periodic sell-offs, and active foreign buying, reflecting broader economic and policy uncertainties. The Fund navigated this environment with a conservative, income-focused strategy, producing steady positive returns and underscoring the value of short-to-intermediate government bonds during periods of yield volatility.

Performance graph

TOTAL RETURNS FOR THE YEAR ENDED DECEMBER 31, 2025

	ONE YEAR	FIVE YEARS	TEN YEARS
Manor Bond Fund	6.08%	-0.08%	0.88%
Lipper US Government Index	7.11%	-0.24%	1.53%
Bloomberg Barclays Intermediate Treasury Index	6.51%	0.61%	1.75%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past Ten Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-787-3334.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$2.6 MILLION	7	3.96%	$13,271

PORTFOLIO ILLUSTRATION

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments. Below Sectors are categorized based on asset type.

top SEVEN holdings (% OF NET ASSETS)

1.	US Treasury Note, 4.25%, Due 11/15/2034	29.22%
2.	US Treasury Note, 4.125%, due 11/15/2032	25.33%
3.	Goldman Sachs Financial Square Treasury Instruments Fund	16.20%
4.	US Treasury Note, 0.50%, Due 02/28/2026	15.31%
5.	US Treasury Note, 1.75%, Due 11/15/2029	11.69%
6.	US Treasury Note, Series C, 0.625% Due 05/15/2030	11.66%
7.	US Treasury Note, 1.50%, Due 08/15/2026	5.70%
	Total % of Net Assets	115.11%

MATERIAL FUND CHANGES

No material changes occurred during the period ended December 31, 2025.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Manor Bond Fund documents not be householded, please contact Manor Bond Fund at 1-800-787-3334, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Manor Bond Fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit www.manorfunds.com or contact us at 1-800-787-3334.

ITEM 2. CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal account officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s audit committee consists of two independent directors, Chaired by Fred Myers. The Board of Directors has determined that the Registrant has at least three financial experts serving on its Board.
Mr. Daniel Morris, Mr. John Giles, and Mr. Fred Myers are the Board’s financial experts. Mr. Morris and Mr. Giles are “interested” directors, and Mr. Myers is an “independent” director.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax Services” refer to professional services rendered by the principal accountant limited to the preparation of income tax returns. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	12/31/2025	12/31/2024
Audit Fees	$28,000	$21,000
Audit Related Fees	$0	$0
Tax Fees	$6,600	$5,400
All Other Fees	$0	$0

e)	The audit committee of the funds will review and discuss the scope of services provided by the principal accountant over the preceding two years. The committee will determine if the fees, as presented, accurately represent the services rendered, and if the scope of those services fulfill the needs of the funds. The committee incorporates this information into the approval of the principal accountant by the entire Board of Trustees. The committee reviewed and approved all principal accountant fees and services provided to the fund.

f)	All audit related services provided by the principal accountant were performed by full-time principal employees.

g)	The audit committee has not approved any Non-Audit-Related fees over the past two fiscal years and the principal accountant has not billed the fund for any Non-Audit-Related services. The audit committee approved the Tax-Fees billed to the funds for the last two fiscal years. The services approved are limited to the preparation of income tax returns for the funds. The audit committee has not approved any other fees pertinent to the All Other Fees category over the past two fiscal years and the principal accountant has not billed the fund for any services applicable to this category. The principal accountant also provides tax preparation and filing services for the investment advisor of the fund.

h)	The audit committee reviewed non-audit services performed by the principal account for the investment advisor of the fund and determined that these fees and services are compatible with maintaining the independence of the principal accountant.

i)	The registrant does not have a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

j) The registrant is not a foreign issuer, as defined in 17 CFR, 240, 3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A).

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT COMPANIES.

Manor Fund (MNRMX)

Manor Growth Fund (MNRGX)

Manor Bond Fund (MNRBX)

Annual Financial Statements

December 31, 2025

	MANOR INVESTMENT FUNDS
	MANOR FUND

Schedule of Investments
December 31, 2025

Shares		Fair Value

COMMON STOCKS - 95.98%

Beverages - 1.58%
1,241	PepsiCo, Inc.	$ 178,108

Computer Peripheral Equipment - 2.86%
1,754	Palo Alto Networks, Inc. *	323,087

Computer Storage Devices - 1.70%
1,793	NetApp, Inc.	192,012

Converted Paper & Paperboard Products (No Container/Boxes) - 1.79%
1,113	Avery Dennison Corp.	202,432

Crude Petroleum & Natural Gas - 2.10%
6,488	Devon Energy Corp.	237,655

Electronic Components - 5.40%
3,764	Vertiv Holdings Co. Class A	609,806

Engines & Turbines - 4.61%
1,020	Cummins, Inc.	520,659

Hospital & Medical Service Plans - 2.27%
732	Elevance Health, Inc.	256,603

Investment Advice - 3.60%
2,809	Apollo Global Management, Inc. Class A	406,631

National Commercial Banks - 6.88%
1,544	JP Morgan Chase & Co.	497,508
1,341	PNC Financial Services Group, Inc.	279,907
		777,415
Operative Builders - 2.60%
2,041	D.R. Horton, Inc.	293,965

Petroleum Refining - 3.42%
2,375	Valero Energy Corp.	386,626

Pharmaceutical Preparations - 3.37%
1,668	AbbVie, Inc.	381,121

Retail-Grocery Stores - 1.59%
2,873	The Kroger Co.	179,505

Retail-Lumber & Other Building Materials Dealers - 2.31%
1,083	Lowes Cos., Inc.	261,176

Search, Detection, Navigation, Guidance, Aeronautical & Nautical Systems & Instruments - 2.51%
498	Northrop Grumman Corp.	$ 283,965

Security Brokers, Dealers & Flotation Companies - 3.05%
3,445	Charles Schwab Corp.	344,190

Semiconductors & Related Devices - 11.12%
3,284	Applied Materials, Inc.	843,955
2,209	NVIDIA Corp.	411,979
		1,255,934
Services-Computer Programming, Data Processing, Etc. - 11.23%
1,492	Alphabet, Inc. Class A	466,996
1,190	AppLovin Corp. Class A *	801,846
		1,268,842
Services-Prepackaged Software - 8.24%
1,218	Microsoft Corp.	589,049
1,337	Take-Two Interactive Software, Inc. *	342,312
		931,361
Services-Video Tape Rental - 3.62%
4,357	Netflix, Inc. *	408,512

Transportation Services - 3.75%
79	Booking Holdings, Inc.	423,071

Water Transportation - 2.79%
1,129	Royal Caribbean Cruises Ltd.	314,901

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 3.59%
1,201	Cencora, Inc.	405,638

TOTAL FOR COMMON STOCKS (Cost $4,248,081) - 95.98%		10,843,215

REAL ESTATE INVESTMENT TRUST - 2.36%
348	Equinix, Inc.	266,624
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $129,529) - 2.36%		266,624

MONEY MARKET FUND - 1.73%
195,220	Federated Hermes Government Obligations Fund - Institutional Class 3.63% ** (Cost $195,220)	195,220

TOTAL INVESTMENTS (Cost $4,572,830) - 100.07%		11,305,059

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07)%		(7,550)

NET ASSETS - 100.00%		$ 11,297,509

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

	MANOR INVESTMENT FUNDS
	GROWTH FUND

Schedule of Investments
December 31, 2025

Shares		Fair Value

COMMON STOCKS - 97.37%

Computer Peripheral Equipment - 2.96%
3,025	Palo Alto Networks, Inc. *	$ 557,205

Electronic Components - 5.64%
6,570	Vertiv Holdings Co. Class A	1,064,406

Electronic Computers - 11.62%
8,063	Apple, Inc.	2,192,007

Hospital & Medical Service Plans - 1.78%
1,017	Unitedhealth Group, Inc.	335,722

Investment Advice - 3.78%
4,922	Apollo Global Management, Inc. Class A	712,509

Measuring & Controlling Devices - 2.48%
808	Thermo Fisher Scientific, Inc.	468,196

Pharmaceutical Preparations - 9.04%
2,142	AbbVie, Inc.	489,426
1,130	Eli Lilly & Co.	1,214,388
		1,703,814
Radio & TV Broadcasting & Communuications Equipment - 2.53%
2,792	Qualcomm, Inc.	477,572

Retail-Building Materials, Hardware, Garden Supply - 1.88%
1,097	The Sherwin-Williams Co.	355,461

Retail-Catalog & Mail-Order Houses - 5.47%
4,471	Amazon.com, Inc. *	1,031,996

Retail-Variety Stores - 1.34%
2,048	Dollar Tree, Inc. *	251,924

Security Brokers, Dealers & Flotation Companies - 3.04%
5,742	Charles Schwab Corp.	573,683

Semiconductors & Related Devices - 3.66%
3,701	NVIDIA Corp.	690,236

Services-Business Services - 2.49%
821	MasterCard, Inc. Class A	468,692

Services-Computer Programming, Data Processing, Etc. - 16.79%
2,931	Alphabet, Inc. Class A	$ 917,403
2,927	Alphabet, Inc. Class C	918,493
1,973	AppLovin Corp. Class A *	1,329,447
		3,165,343
Services-Equipment Rental & Leasing - 5.61%
1,307	United Rentals, Inc.	1,057,781

Services-Prepackaged Software - 10.67%
2,032	Microsoft Corp.	982,716
1,755	Salesforce.com, Inc.	464,917
2,203	Take-Two Interactive Software, Inc. *	564,034
		2,011,667
Services-Video Tape Rental - 3.76%
7,570	Netflix, Inc. *	709,763

Water Transportation - 2.83%
1,914	Royal Caribbean Cruises Ltd. *	533,853

TOTAL FOR COMMON STOCKS (Cost $5,542,866) - 97.37%		18,361,830

MONEY MARKET FUND - 2.75%
518,266	Federated Hermes Government Obligations Fund - Institutional Class 3.63%** (Cost $518,266)	518,266

TOTAL INVESTMENTS (Cost $6,061,132) - 100.12%		18,880,096

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.12)%		(22,274)

NET ASSETS - 100.00%		$ 18,857,822

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

	MANOR INVESTMENT FUNDS
	BOND FUND

Schedule of Investments
December 31, 2025

Face Amount		Fair Value

US TREASURY NOTES - 98.91%
400,000	US Treasury Note 0.50% Due 02/28/2026	$ 397,916
150,000	US Treasury Note 1.50% Due 08/15/2026	148,105
325,000	US Treasury Note 1.75% Due 11/15/2029	303,710
345,000	US Treasury Note, Series C, 0.625% Due 05/15/2030	303,007
650,000	US Treasury Note 4.125% Due 11/15/2032	658,430
750,000	US Treasury Note 4.25% Due 11/15/2034	759,404

TOTAL FOR US TREASURY NOTES (Cost $2,578,324) - 98.91%		2,570,572

MONEY MARKET FUND - 16.20%
Shares
421,089	Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 3.63%* (Cost $421,089)	421,089

TOTAL INVESTMENTS (Cost $2,999,413) - 115.11%		2,991,661

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (15.11)%		(392,821)

NET ASSETS - 100.00%		$ 2,598,840

* Variable rate security; the coupon rate shown represents the yield at December 31, 2025.

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

Statements of Assets and Liabilities
December 31, 2025

Assets:	Manor Fund	Growth Fund	Bond Fund
Investments in Securities, at Value
(Cost $4,572,830, $6,061,132, and $2,999,413, respectively)	$ 11,305,059	$ 18,880,096	$ 2,991,661
Cash	700	-	-
Securities Sold	-	-	98,608
Receivables:
Shareholder Subscriptions	400	400	200
Dividends and Interest	3,405	4,080	11,032
Total Assets	11,309,564	18,884,576	3,101,501
Liabilities:
Payables:
Shareholder Redemptions	-	10,750	500,250
Due to Advisor	12,055	16,004	2,411
Total Liabilities	12,055	26,754	502,661
Net Assets	$ 11,297,509	$ 18,857,822	$ 2,598,840

Net Assets Consist of:
Capital Stock	$ 272	$ 422	$ 251
Paid In Capital	4,565,008	6,038,810	2,623,688
Distributable Earnings (Deficit)	6,732,229	12,818,590	(25,099)
Net Assets (10,000,000 shares authorized, $0.001 par value) for 272,202
422,426, and 250,649 shares outstanding, respectively.	$ 11,297,509	$ 18,857,822	$ 2,598,840

Net Asset Value and Offering Price Per Share	$ 41.50	$ 44.64	$ 10.37

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS

Statements of Operations
For the year ended December 31, 2025

	Manor Fund	Growth Fund	Bond Fund
Investment Income:
Dividends	$ 133,061	$ 114,415	$ -
Interest	6,654	11,253	82,680
Total Investment Income	139,715	125,668	82,680

Expenses:
Advisory	76,808	130,812	13,271
Administrative	51,206	41,860	11,944
Total Expenses	128,014	172,672	25,215

Net Investment Income (Loss)	11,701	(47,004)	57,465

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	854,162	1,536,628	(1,355)
Net Change in Unrealized Appreciation on Investments	1,096,070	1,083,379	98,062
Net Realized and Unrealized Gain on Investments	1,950,232	2,620,007	96,707

Net Increase in Net Assets Resulting from Operations	$ 1,961,933	$ 2,573,003	$ 154,172

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
MANOR FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase in Net Assets From Operations:
Net Investment Income	$ 11,701	$ 36,478
Net Realized Gain on Investments	854,162	598,846
Net Change in Unrealized Appreciation on Investments	1,096,070	1,026,295
Net Increase in Net Assets Resulting from Operations	1,961,933	1,661,619

Distributions to Shareholders	(866,209)	(635,575)

Capital Share Transactions:
Proceeds from Shares Sold	113,542	163,037
Reinvestment of Distributions	866,209	635,575
Cost of Shares Redeemed	(522,185)	(368,303)
Net Increase from Capital Shares Transactions	457,566	430,309

Total Increase	1,553,290	1,456,353

Net Assets
Beginning of Year	9,744,219	8,287,866

End of Year	$ 11,297,509	$ 9,744,219

Capital Share Transactions:
Shares Sold	2,836	4,434
Shares Issued on Reinvestment of Distributions	20,619	16,876
Shares Redeemed	(13,154)	(9,601)
Net Increase in Outstanding Shares of the Fund	10,301	11,709

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
GROWTH FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (47,004)	$ (25,434)
Net Realized Gain on Investments	1,536,628	901,740
Net Change in Unrealized Appreciation on Investments	1,083,379	2,654,123
Net Increase in Net Assets Resulting from Operations	2,573,003	3,530,429

Distributions to Shareholders	(1,489,902)	(888,403)

Capital Share Transactions:
Proceeds from Shares Sold	189,065	314,220
Reinvestment of Distributions	1,471,050	877,387
Cost of Shares Redeemed	(1,438,470)	(872,200)
Net Increase from Capital Shares Transactions	221,645	319,407

Total Increase	1,304,746	2,961,433

Net Assets
Beginning of Year	17,553,076	14,591,643

End of Year	$ 18,857,822	$ 17,553,076

Capital Share Transactions:
Shares Sold	4,228	7,891
Shares Issued on Reinvestment of Distributions	32,617	20,557
Shares Redeemed	(32,935)	(21,432)
Net Increase in Outstanding Shares of the Fund	3,910	7,016

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
BOND FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	12/31/2025	12/31/2024
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 57,465	$ 38,420
Net Realized Gain (Loss) on Investments	(1,355)	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	98,062	(27,187)
Net Increase in Net Assets Resulting from Operations	154,172	11,233

Distributions to Shareholders	(57,479)	(38,462)

Capital Share Transactions:
Proceeds from Shares Sold	646,227	743,765
Shares Issued on Reinvestment of Distributions	57,479	38,462
Cost of Shares Redeemed	(696,784)	(71,155)
Net Increase from Capital Share Transactions	6,922	711,072

Total Increase	103,615	683,843

Net Assets
Beginning of Year	2,495,225	1,811,382

End of Year	$ 2,598,840	$ 2,495,225

Capital Share Transactions:
Shares Sold	61,822	72,881
Shares Issued on Reinvestment of Distributions	5,537	3,873
Shares Redeemed	(67,236)	(7,089)
Net Increase in Outstanding Shares of the Fund	123	69,665

The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
MANOR FUND

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 37.21	$ 33.13	$ 29.41	$ 34.48	$ 27.54

Income From Investment Operations:
Net Investment Income *	0.05	0.15	0.27	0.31	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	7.69	6.53	3.78	(4.01)	8.00
Total from Investment Operations	7.74	6.68	4.05	(3.70)	8.13

Distributions:
Net Investment Income	(0.05)	(0.15)	(0.28)	(0.32)	(0.14)
Realized Gains	(3.40)	(2.45)	(0.05)	(1.05)	(1.05)
Total from Distributions	(3.45)	(2.60)	(0.33)	(1.37)	(1.19)

Net Asset Value, at End of Year	$ 41.50	$ 37.21	$ 33.13	$ 29.41	$ 34.48

Total Return **	20.67%	20.06%	13.77%	(10.69)%	29.50%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 11,298	$ 9,744	$ 8,288	$ 7,564	$ 8,873
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.11%	0.40%	0.89%	0.99%	0.41%
Portfolio Turnover	9.54%	12.04%	9.46%	0.00%	3.20%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
GROWTH FUND

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 41.94	$ 35.46	$ 29.74	$ 37.94	$ 31.08

Income From Investment Operations:
Net Investment Income (Loss) *	(0.12)	(0.06)	0.08	0.04	(0.08)
Net Gain (Loss) on Securities (Realized and Unrealized)	6.64	8.77	6.70	(6.65)	8.77
Total from Investment Operations	6.52	8.71	6.78	(6.61)	8.69

Distributions:
Net Investment Income	-	-	(0.08)	(0.04)	-
Realized Gains	(3.82)	(2.23)	(0.98)	(1.55)	(1.83)
Total from Distributions	(3.82)	(2.23)	(1.06)	(1.59)	(1.83)

Net Asset Value, at End of Year	$ 44.64	$ 41.94	$ 35.46	$ 29.74	$ 37.94

Total Return **	15.45%	24.46%	22.77%	(17.37)%	27.90%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 18,858	$ 17,553	$ 14,592	$ 12,391	$ 15,388
Ratio of Expenses to Average Net Assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27)%	(0.16)%	0.24%	0.11%	(0.22)%
Portfolio Turnover	9.44%	12.05%	12.87%	6.05%	6.41%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

MANOR INVESTMENT FUNDS
BOND FUND

Financial Highlights
Selected data for a share outstanding throughout each year.

	Years Ended
	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021

Net Asset Value, at Beginning of Year	$ 9.96	$ 10.02	$ 9.74	$ 10.66	$ 11.05

Income From Investment Operations:
Net Investment Income *	0.22	0.20	0.14	0.06	0.07
Net Gain (Loss) on Securities (Realized and Unrealized)	0.39	(0.10)	0.27	(0.91)	(0.39)
Total from Investment Operations	0.61	0.10	0.41	(0.85)	(0.32)

Distributions:
Net Investment Income	(0.20)	(0.16)	(0.13)	(0.07)	(0.07)
Total from Distributions	(0.20)	(0.16)	(0.13)	(0.07)	(0.07)

Net Asset Value, at End of Year	$ 10.37	$ 9.96	$ 10.02	$ 9.74	$ 10.66

Total Return **	6.08%	0.96%	4.16%	(8.01)%	(2.94)%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 2,599	$ 2,495	$ 1,811	$ 1,677	$ 1,788
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	2.16%	1.94%	1.46%	0.64%	0.61%
Portfolio Turnover	3.96%	0.00%	37.00%	0.00%	0.00%

* Per share net investment income has been determined on the basis of average shares outstanding during the year.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
The accompanying notes are an integral part of these financial statements.

MAnor Investment Funds

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization: Manor Investment Funds (the “Trust”) is a Delaware Business Trust, (effective January 1, 2012) comprising of Manor Fund, Manor Growth Fund (“Growth Fund”) and Manor Bond Fund (“Bond Fund”) (collectively the “Funds”), and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company. The Trust was originally incorporated in the Commonwealth of Pennsylvania on September 13, 1995 and was dissolved by domestication in Pennsylvania on January 3, 2012. The primary investment objective of each of the Funds as follows: Manor Fund – long-term capital appreciation and moderate level of income, investing primarily in common stocks of large U.S. corporations; Growth Fund – long-term capital appreciation, investing primarily in common stocks of large U.S corporations, Bond Fund – current income, investing primarily in U.S. Government obligations.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow the accounting and reporting guidance of Accounting Standards Codification Topic 946, including Accounting Standard Update 2013-08, applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or penalties.

Distributions to Shareholders: The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, annually. Distributions will be recorded on ex-dividend date.

Security Transactions and Investment Income: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities when determined to be material. Withholding taxes on foreign dividends will be provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SECURITIES VALUATIONS

Processes and Structure

The Trust’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the adviser the responsibility for determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability at measurement date, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

U.S. government securities. U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short-term investments. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value each Fund’s assets measured at fair value as of December 31, 2025:

Manor Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 10,843,215	$ -	$ -	$ 10,843,215
Real Estate Investment Trust	266,624	-	-	266,624
Money Market Fund	195,220	-	-	195,220
	$ 11,305,059	$ -	$ -	$ 11,305,059

Growth Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks *	$ 18,361,830	$ -	$ -	$ 18,361,830
Money Market Fund	518,266	-	-	518,266
	$ 18,880,096	$ -	$ -	$ 18,880,096

Bond Fund	Financial Instruments – Assets

Categories	Level 1	Level 2	Level 3	Fair Value
US Treasury Notes	$ -	$ 2,570,572	$ -	$ 2,570,572
Money Market Fund	421,089	-	-	421,089
	$ 421,089	$ 2,570,572	$ -	$ 2,991,661

* Industry classifications of these categories are detailed on each Fund's Schedule of Investments.

The Funds did not hold any Level 3 assets during the year ended December 31, 2025. The Funds did not hold any derivative instruments at any time during the year ended December 31, 2025. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Under an agreement effective December 31, 2021, Smithbridge Asset Management, Inc. (“Smithbridge” or “Advisor”) acquired the assets of Morris Capital Advisors, LLC. The Board voted to approve an investment advisory agreement with Smithbridge, effective December 31, 2021. Smithbridge assumed all duties and responsibilities previously performed by Morris Capital Advisors, LLC. At a Board meeting on March 16, 2022, the Board voted to approve an interim investment advisory agreement and an investment advisory agreement with Smithbridge to act as investment adviser to the Funds, pending shareholder approval. At a special meeting of shareholders held February 15, 2023, the shareholders of the Manor Fund, the Growth Fund, and the Bond Fund, voting separately, approved the new advisory agreement between the Trust and Smithbridge. Under the investment advisory agreement, the fee structure consists of a management fee not to exceed 0.75% of average net assets for the Manor Fund and the Growth Fund and a management fee not to exceed 0.50% of average net assets for the Bond Fund. The agreement also includes an administrative fee not to exceed 0.50%, 0.24% and 0.45% of average net assets for the Manor Fund, Growth Fund, and Bond Fund, respectively. Management and administrative fees are paid on a monthly basis. Expenses that may be excluded from the unified fees include such expenses as acquired fund fees or expenses.

Advisory Fees for the year ended December 31, 2025

	Manor Fund	Growth Fund	Bond Fund
Advisory Fees Earned	$ 76,808	$ 130,812	$ 13,271
Advisory Fees owed to Advisor	$ 7,233	$ 12,124	$ 1,269

Administrative Fees for the year ended December 31, 2025

	Manor Fund	Growth Fund	Bond Fund
Administrative Fees Earned	$ 51,206	$ 41,860	$ 11,944
Administrative Fees owed to Advisor	$ 4,822	$ 3,880	$ 1,142

Administrative Shareholder Servicing Fees

The Trust entered into an Administrative Services Agreement with Smithbridge effective January 1, 2022, under which Smithbridge, as Advisor to the Funds, provides certain services to the Trust including, but not limited to: accounting, recordkeeping, and portfolio administration of the funds; preparation, distribution, and filing of required reports; managing operational requirements and service providers; organizing and managing the Board; and providing marketing and distribution services. Under the Administrative Services Agreement, the Advisor earns a fee of 0.05% of net average assets of the Trust. This administrative shareholder services fee is included in the ordinary expenses of the Trust on an annual basis, billed monthly. The fee may be waived for assets in any fund series during periods that the Advisor serves as investment advisor to that series. For the year ended December 31, 2025, no fees were billed or accrued for the Advisor under this agreement.

As Administrator to the Trust, the Advisor also oversees the third-party service providers. The Advisor pays all expenses related to management and administrative support for the Funds, including those third-party services currently under contract, as approved by the Board. The Advisor also pays certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) that charge a fee for providing distribution related services and/or certain administrative functions for the Fund shareholders.

Daniel A. Morris serves Co-Chief Investment Officer of the Advisor. He also served as the Trust’s President and Trustee until March 28, 2023, at which time the shareholders of the Trust elected Gregory B. Getts to serve as the Trust’s President and Trustee. Mr. Getts is also the owner/President of Mutual Shareholder Services, LLC (“MSS”), the Funds’ transfer agent and fund accountant. The Trust, on behalf of the Funds, entered into a Compliance Agreement with Empirical Administration, LLC ("Empirical") which provides for compliance services to the Funds. Brandon M. Pokersnik is the owner/president of Empirical and also an employee of MSS. He serves as the Chief Compliance Officer and an officer of the Trust.

4. SEGMENT REPORTING

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the Chief Executive Officer and Chief Investment Officer of the Advisor is deemed to be the Chief Operating Decision Maker.

5. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended December 31, 2025, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Purchases	$ 968,553	$ 1,632,409	$ 149,217
Sales	$ 1,399,221	$ 3,122,056	$ 96,609

6. TAX MATTERS NOTE

As of December 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

	Manor Fund	Growth Fund	Bond Fund
Federal tax cost of investments, including short-term investments +	$ 4,572,830	$ 6,061,506	$ 2,999,413
Gross tax appreciation of investments	$ 6,732,229	$ 12,818,964	$ 36,063
Gross tax depreciation of investments	-	(374)	(43,815)
Net tax appreciation (depreciation)	$ 6,732,229	$ 12,818,590	$ (7,752)

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2025, the Funds’ most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Fund	Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Capital Gain (Loss)	Capital Loss Carryforward	Total Distributable Earnings (Deficit)
Manor Fund	$ 6,732,229	$ -	$ -	$ -	$ 6,732,229
Growth Fund +	$ 12,818,590	$ -	$ -	$ -	$ 12,818,590
Bond Fund	$ (7,752)	$ -	$ -	$ (17,347)	$ (25,099)

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes on the Growth Fund.

As of December 31, 2025, the Bond Fund has capital loss carryforwards available for federal income tax purposes, which can be used to offset future capital gains, as follows:

Long-term non-expiring	$ (14,109)
Short-term non-expiring	$ (3,238)
Total	$ (17,347)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 215,860	$ 339,179	$ 57,479
Long-term Gain	$ 650,349	$ 1,150,723	$ —

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

	Manor Fund	Growth Fund	Bond Fund
Ordinary Income	$ 41,605	$ —	$ 38,462
Long-term Gain	$ 593,970	$ 888,403	$ —

7. CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act, as amended. As of December 31, 2025, an individual shareholder owned approximately 26% of the Manor Fund and may be deemed to control the Manor Fund. As of December 31, 2025, an individual shareholder owned approximately 29% of the Growth Fund and may be deemed to control the Growth Fund. As of December 31, 2025, an individual shareholder owned approximately 26% of the Bond Fund and may be deemed to control the Bond Fund.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

9. MARKET RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, trade barriers, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

10. SECTOR RISK

The Manor Fund and Growth Fund may, at times invest a substantial portion of the portfolio in companies in the technology sector. Companies in this sector are subject to the risk of rapidly changing technological developments and highly competitive industry participants. As a result, many companies can have variable earnings and may not pay dividends, leading to higher volatility as investor expectations shift.

11. NEW ACCOUNTING PRONOUNCEMENTS

On December 14, 2023, the FASB issued ASU 2023-09-Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. ASU 2023-09 applies to all entities that are subject to Accounting Standards Codification (ASC) 740, Income Taxes. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund's financial statements.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is June 11, 2026 for funds with more than $1 billion in assets and December 11, 2026 for funds with less than $1 billion in assets. The Funds are in compliance with this new rule.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all other subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements other than the following: Effective February 1, 2026, Daniel A. Morris no longer serves as portfolio manager of the Funds and Treasurer of the Trust.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

of the Manor Fund, Growth Fund and

Bond Fund, each a series of the Manor Investment Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Manor Fund, Growth Fund and Bond Fund (collectively the "Funds"), each a series of the Manor Investment Funds, including the schedules of investments, as of December 31, 2025 the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Manor Investment Funds as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2003

Dallas, Texas

February 24, 2026

MAnor Investment Funds

ADDITIONAL INFORMATION

DECEMBER 31, 2025 (UNAUDITED)

Proxy Voting Procedures

The Board has approved proxy voting procedures for the voting of proxies relating to securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-787-3334; or on the Funds’ website at www.manorfunds.com under Fund Information, Proxy Voting, or on the SEC website at http://www.sec.gov.

Manor Fund, Manor Growth Fund & Manor Bond Fund – Advisory Agreement Renewal

In connection with a regular meeting of the Board of Trustees (the “Board” or “Trustees”) of Manor Investment Funds (the “Trust”) held on June 11, 2025, the Board considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Smithbridge Asset Management, LLC (the “Advisor”) with respect to Manor Fund, Manor Growth (“Growth Fund”) Fund & Manor Bond Fund (“Bond Fund”) (each a “Fund” and collectively, the “Funds”).

Nature, Extent and Quality of Service. The Trustees reviewed the qualifications of the key personnel at the Advisor, noting that Daniel Morris and Jonathan Kolle work for the Advisor. The Trustees recognized that the Advisor reviewed the best-execution policy to evaluate broker-dealers on a regular basis. The Trustees noted that the Advisor engaged a third-party consultant for cybersecurity services. The Trustees acknowledged that the Advisor reported no material compliance, litigation or cybersecurity issues since the advisory agreement was last renewed. After further discussion, the Trustees agreed that the Advisor’s services provided to the Funds were satisfactory.

Performance

Manor Fund. The Trustees reviewed Manor Fund’s investment strategies and objectives. The Trustees observed that Manor Fund underperformed the peer group over the one-year period but outperformed during the three-year and since inception periods. The Trustees noted that Manor Fund underperformed the Morningstar category over the one-year, three-year and since inception periods. The Trustees noted that the Advisor attributed underperformance due to the relatively conservative nature of the strategy and a value focused objective at a time when value stocks underperformed. The Trustees discussed the information presented and determined that Manor Fund’s performance was not unreasonable.

Growth Fund. The Trustees reviewed Growth Fund’s investment strategies and objectives. The Board noted that Growth Fund outperformed the peer group over the one-year but underperformed during the three-year and since inception periods. The Trustees observed that the Growth Fund underperformed the Morningstar category over the one-year and three-year periods but outperformed over the since inception period. The Trustees acknowledged Growth Fund’s recent underperformance was due to Growth Fund’s conservative growth positioning in a market driven by momentum in mega-cap stocks. The Trustees discussed the information presented and determined that the performance was not unreasonable.

Bond Fund. The Trustees reviewed and discussed Bond Fund’s investment strategies and objectives. The Trustees noted that Bond Fund outperformed the peer group over the one-year, three-year and since inception periods. The Trustees observed that Bond Fund underperformed the Morningstar category during the one-year and since inception periods but outperformed during the three-year period. The Board acknowledged the Advisor’s assertion that funds in its peer group were much larger and held government agency securities, which have higher risk and higher return. The Trustees concluded that the Advisor’s had managed Bond Fund in a manner consistent with its investment mandate and returns were acceptable.

Fees and Expenses.

Manor Fund. the Advisor contractually agreed to operate Manor Fund under a unified fee schedule where the advisory fee is 1.00% and a net expense ratio of 1.50%. The Trustees reviewed that the Advisor received an administrative servicer fee for the provision of certain recordkeeping and administrative services to Manor Fund. The Trustees noted that Manor Fund’s advisory fee and net expense ratio were higher than the peer group average and Morningstar category. The Trustees agreed that the fee was not unreasonable.

Growth Fund. The unified fee structure that the Advisor contractually agreed to operate Growth Fund consisting of a 0.75% advisory fee and a 0.99% net expense ratio. The Trustees reviewed that the Advisor received an administrative servicer fee for the provision of certain recordkeeping and administrative services to Growth Fund. The Trustees discussed that the advisory fee and net expense ratio was lower than the peer group average. The Trustees noted that advisory fee was below the Morningstar category but on par with the net expense ratio of the Morningstar category. The Trustees agreed that the fee was not unreasonable.

Bond Fund. The unified fee structure that Bond Fund operates by included an advisory fee of 0.50% and a net expense ratio of 0.95%. The Trustees reviewed that the Advisor received an administrative servicer fee for the provision of certain recordkeeping and administrative services to Bond Fund. The Trustees reviewed the peer comparisons and stated that Bond Fund’s advisory fee and net expense ratio were above the peer group average and Morningstar category. The Trustees agreed that the fee was not unreasonable.

Profitability. The Trustees reviewed the Advisor’s profitability analysis in connection with its advisory services for each Fund. The Board observed that the Advisor was not profitable with respect to Bond Fund, if overall expenses were allocated on a pro-rata asset under management basis. The Trustees noted that, based on the advisory fees and a similar allocation of expenses, the Advisor was moderately profitable with respect to the Manor and Growth Funds. The Trustees concluded excessive profitability was not a relevant concern at this time.

Economies of Scale. The Trustees considered whether the Advisor would experience economies of scale with respect to the management of the Funds. The Trustees noted that the Funds were not at a point where breakpoints needed to be discussed. Accordingly, the Trustees concluded that the absence of breakpoints at this time was reasonable.

Conclusion. Having requested and received such information from the Advisor as the Trustees believed reasonably necessary to evaluate the terms of Advisory Agreement, the Trustees concluded that the fee structure was reasonable with respect to the Funds and that renewal of the Advisory Agreement was in the best interests of the shareholders of the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each of the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is included as part of the material filed under Item 7 of this form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to open-end investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16. CONTROLS AND PROCEDURES

(a) The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13-a-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.
Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics — For annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds
By /s/ Jonathan F. Kolle
President

Date:March 10, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Manor Investment Funds
By /s/ Jonathan F. Kolle
President

Date:March 10, 2026